TREASURY STOCK	12 Months Ended
Dec. 31, 2015
TREASURY STOCK.
TREASURY STOCK

18.  TREASURY STOCK

In October 2013, US$45.5 million convertible senior notes issued in 2012 were early converted and 588,219 shares of repurchased treasury stock were delivered to the notes holders. As of December 31, 2013, the Company had 3,777,087 shares treasury stock at total cost of US$256 million.

In 2014, US$61.6 million convertible senior notes issued in 2012 were early converted and 846,131 shares of repurchased treasury stock were delivered to the notes holders. As of December 31, 2014, the Company had 3,323,262 shares treasury stock at total cost of US$259 million.

In 2015, US$16.5 million convertible senior notes issued in 2012 were early converted and 244,466 shares of repurchased treasury stock were delivered to the notes holders. As of December 31, 2015, the Company had 3,577,357 shares treasury stock at total cost of US$366 million.